UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06520

AMG FUNDS I

(Exact name of registrant as specified in charter)

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Address of principal executive offices) (Zip code)

AMG Funds LLC

800 Connecticut Avenue, Norwalk, Connecticut 06854

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: September 30th

Date of reporting period: DECEMBER 31, 2014         (1st Quarter End Portfolio Holdings)

Item 1. SCHEDULE OF INVESTMENTS.

AMG Managers Brandywine Fund

Schedule of Portfolio Investments (unaudited)

December 31, 2014

Shares		Cost	Value
Common Stocks—97.8%
Consumer Discretionary
	Apparel Retail—2.7%
557,955	American Eagle Outfitters, Inc.	$7,868,066	$7,744,415
219,220	The TJX Cos., Inc.	13,171,488	15,034,108
	Apparel, Accessories & Luxury Goods—3.9%
189,615	Columbia Sportswear Co.	8,077,591	8,445,452
101,070	Sequential Brands Group, Inc.*,1	1,304,629	1,320,985
110,635	Under Armour, Inc., Class A*	7,418,668	7,512,117
206,020	VF Corp.	7,918,596	15,430,898
	Auto Parts & Equipment—0.0%#
15,470	Motorcar Parts of America, Inc.*	404,410	480,962
	Cable & Satellite—1.9%
285,505	Comcast Corp., Class A	14,807,223	16,562,145
	Consumer Electronics—1.1%
142,605	GoPro, Inc., Class A*,1	9,944,768	9,015,488
	Footwear—2.2%
27,450	NIKE, Inc., Class B	2,036,143	2,639,318
285,060	Skechers U.S.A., Inc., Class A*	14,798,367	15,749,565
	General Merchandise Stores—2.1%
316,990	Big Lots, Inc.	14,935,919	12,685,940
102,835	Burlington Stores, Inc.*	4,474,671	4,859,982
	Home Improvement Retail—1.1%
136,285	Lumber Liquidators Holdings, Inc.*,1	8,552,806	9,037,058
	Housewares & Specialties—2.3%
413,670	Jarden Corp.*	11,769,015	19,806,520
	Movies & Entertainment—0.3%
109,720	Regal Entertainment Group, Class A1	2,321,980	2,343,619
	Restaurants—4.5%
23,573	Chipotle Mexican Grill, Inc.*	13,842,285	16,135,954
383,560	Krispy Kreme Doughnuts, Inc.*	7,411,793	7,571,474
91,815	Papa John’s International, Inc.	3,966,863	5,123,277
353,570	Sonic Corp.	7,705,893	9,627,711
	Specialty Stores—2.7%
195,260	Five Below, Inc.*,1	7,747,561	7,972,466
112,620	Signet Jewelers, Ltd.	13,709,682	14,817,413

Total Consumer Discretionary		184,188,417	209,916,867
	This sector is 14.0% above your Fund’s cost.
Consumer Staples
	Drug Retail—0.5%
140,395	Diplomat Pharmacy, Inc.*	2,093,482	3,842,611
	Food Retail—0.7%
401,225	Smart & Final Stores, Inc.*,1	4,903,792	6,311,269
	Packaged Foods & Meats—3.8%
316,250	The Hain Celestial Group, Inc.*	13,307,799	18,434,213

Shares		Cost	Value
419,782	Pilgrim’s Pride Corp.*,1	$13,159,774	$13,764,652

Total Consumer Staples		33,464,847	42,352,745
	This sector is 26.6% above your Fund’s cost.
Financials
	Hotel & Resort REITs—1.3%
237,005	Pebblebrook Hotel Trust	8,938,244	10,814,538
	Multi-Line Insurance—0.4%
66,010	HCC Insurance Holdings, Inc.	3,579,161	3,532,855
	Property & Casualty Insurance—2.2%
259,595	The Allstate Corp.	8,831,450	18,236,549

Total Financials		21,348,855	32,583,942
	This sector is 52.6% above your Fund’s cost.
Health Care
	Biotechnology—2.1%
158,220	Celgene Corp.*	4,104,883	17,698,489
	Health Care Distributors—1.0%
105,445	Cardinal Health, Inc.	7,987,531	8,512,575
	Health Care Equipment—2.1%
44,845	DexCom, Inc.*	2,485,336	2,468,717
98,210	Medtronic, Inc.	6,015,170	7,090,762
172,535	NuVasive, Inc.*	6,104,674	8,136,751
	Health Care Services—0.3%
64,610	ExamWorks Group, Inc.*	2,201,612	2,687,130
	Health Care Technology—1.7%
224,175	Cerner Corp.*	13,157,745	14,495,156
9,965	Connecture, Inc.*,1	79,720	89,785
	Managed Health Care—1.1%
94,280	UnitedHealth Group, Inc.	7,310,044	9,530,765
	Pharmaceuticals—2.5%
162,285	Novartis AG, Sponsored ADR	15,412,910	15,037,328
28,000	Shire PLC, ADR	5,222,436	5,951,120

Total Health Care		70,082,061	91,698,578
	This sector is 30.8% above your Fund’s cost.
Industrials
	Aerospace & Defense—1.6%
322,680	Spirit AeroSystems Holdings, Inc., Class A*	12,475,761	13,888,147
	Air Freight & Logistics—3.6%
55,090	FedEx Corp.	9,496,750	9,566,929
500,515	XPO Logistics, Inc.*,1	13,682,607	20,461,053
	Airlines—2.9%
331,980	Delta Air Lines, Inc.	15,366,755	16,330,096
197,755	Virgin America, Inc.*	6,423,241	8,552,904

AMG Managers Brandywine Fund

Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Industrials (continued)
	Construction Machinery & Heavy Trucks—5.7%
242,305	Allison Transmission Holdings, Inc.	$7,114,107	$8,214,140
236,900	The Greenbrier Cos., Inc.[1]	11,953,883	12,728,637
393,040	Trinity Industries, Inc.	11,261,354	11,009,050
186,690	Wabtec Corp.	5,068,572	16,221,494
	Diversified Support Services—2.1%
524,390	KAR Auction Services, Inc.	16,338,845	18,170,114
	Human Resources & Employment Services—1.1%
285,950	TriNet Group, Inc.*	5,802,162	8,944,516
	Trading Companies & Distributors—2.4%
210,020	H&E Equipment Services, Inc.	5,901,779	5,899,462
44,970	Neff Corp., Class A*	569,330	506,812
134,360	United Rentals, Inc.*	6,911,296	13,706,064
	Trucking—2.7%
147,120	Ryder System, Inc.	12,108,847	13,660,092
327,965	Swift Transportation Co.*	9,420,625	9,389,638

Total Industrials		149,895,914	187,249,148
	This sector is 24.9% above your Fund’s cost.
Information Technology
	Application Software—2.1%
435,600	Synchronoss Technologies, Inc.*	15,320,493	18,234,216
	Communications Equipment—4.0%
790,425	Infinera Corp.*	8,758,767	11,635,056
629,730	Ruckus Wireless, Inc.*	8,626,556	7,569,355
237,835	ViaSat, Inc.*	13,185,345	14,990,740
	Data Processing & Outsourced Services—1.2%
191,930	Heartland Payment Systems, Inc.	8,136,998	10,354,624
	Electronic Components—2.2%
795,700	Corning, Inc.	16,470,458	18,245,401
	Internet Software & Services—6.2%
204,720	Alibaba Group Holding, Ltd., Sponsored ADR*	18,366,460	21,278,597
227,610	Facebook, Inc., Class A*	15,316,735	17,758,132
180,710	LendingClub Corp.*,1	4,299,085	4,571,963
180,750	LogMeln, Inc.*	8,311,830	8,918,205
	IT Consulting & Other Services—2.2%
236,055	Cognizant Technology Solutions Corp., Class A*	12,252,668	12,430,656
154,190	Luxoft Holding, Inc.*	5,840,763	5,937,857
	Semiconductor Equipment—0.1%
19,970	Veeco Instruments, Inc.*	709,335	696,554
	Semiconductors—5.1%
189,520	Ambarella, Inc.*,1	5,520,591	9,612,454
120,610	Avago Technologies, Ltd.	10,136,521	12,132,160
135,095	Microsemi Corp.*	3,456,514	3,833,996
1,059,575	RF Micro Devices, Inc.*	10,072,426	17,578,349
	Systems Software—0.9%
101,460	Check Point Software Technologies, Ltd.*	8,103,926	7,971,712

Shares		Cost	Value
	Technology Hardware, Storage & Peripherals—5.9%
401,738	Apple, Inc.	$38,903,893	$44,343,840
80,655	Seagate Technology PLC	4,810,155	5,363,557

Total Information Technology		216,599,519	253,457,424
	This sector is 17.0% above your Fund’s cost.
Telecommunication Services
	Alternative Carriers—0.4%
494,260	ORBCOMM, Inc.*	2,792,333	3,232,460
	Wireless Telecommunication Services—0.9%
68,435	SBA Communications Corp., Class A*	6,135,373	7,579,861

Total Telecommunication Services		8,927,706	10,812,321
	This sector is 21.1% above your Fund’s cost.
Total Common Stocks		684,507,319	828,071,025

		Principal
		Amount
Short-Term Investments—9.1%
Commercial Paper—1.8%
	DCP Midstream, 0.70%, 01/02/15	$15,060,000	15,060,000
Repurchase Agreements—7.3%[2]
	Barclays Capital, dated 12/31/14, due 01/02/15, 0.050%, total to be received $3,051,086 (collateralized by various U.S. Government Agency Obligations, 1.500%—2.125%, 08/31/18—06/30/21, totaling $3,112,100)	3,051,078	3,051,078
	Cantor Fitzgerald Securities, Inc., dated 12/31/14, due 01/02/15, 0.090%, total to be received $14,645,867 (collateralized by various U.S. Government Agency Obligations, 0.000%—10.500%, 01/01/15—11/20/64, totaling $14,938,710)	14,645,794	14,645,794
	Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.120%, total to be received $14,645,892 (collateralized by various U.S. Government Agency Obligations, 0.000%—6.500%, 06/01/17—03/01/48, totaling $14,938,710)	14,645,794	14,645,794

AMG Managers Brandywine Fund

Schedule of Portfolio Investments (continued)

	Principal Amount	Value
Repurchase Agreements—7.3% (continued)[2]
Mizuho Securities USA, Inc., dated 12/31/14, due 01/02/15, 0.080%, total to be received $14,645,859 (secured by various U.S. Government Agency Obligations, 0.000%—7.500%, 01/31/16—12/20/44, totaling $14,938,711)	$14,645,794	$14,645,794
Nomura Securities International, Inc., dated 12/31/14, due 01/02/15, 0.080%, total to be received $14,645,859 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 01/07/15—11/20/64 totaling $14,938,710)	14,645,794	14,645,794

Total Repurchase Agreements	61,634,254	61,634,254

Shares		Cost	Value
Other Investment Companies—0.0%#,3
42,500	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	$42,500	$42,500

Total Short-Term Investments		76,736,754	76,736,754
Total Investments—106.9%		$761,244,073	904,807,779

Other Assets, less Liabilities—(6.9)%			(58,202,059)
Total Net Assets—100.0%			$846,605,720

AMG Managers Brandywine Blue Fund

Schedule of Portfolio Investments (unaudited)

December 31, 2014

Shares		Cost	Value
Common Stocks—99.1%
Consumer Discretionary
	Apparel Retail—3.6%
115,000	The TJX Cos., Inc.	$6,925,909	$7,886,700
	Apparel, Accessories & Luxury Goods—5.9%
88,805	Under Armour, Inc., Class A*	5,955,689	6,029,859
89,500	VF Corp.	3,785,492	6,703,550
	Cable & Satellite—3.4%
127,700	Comcast Corp., Class A	6,602,704	7,407,877
	Consumer Electronics—2.0%
66,945	GoPro, Inc., Class A*,1	4,538,453	4,232,263
	Footwear—2.4%
55,065	NIKE, Inc., Class B	4,484,033	5,294,500
	Restaurants—6.7%
9,935	Chipotle Mexican Grill, Inc.*	5,115,985	6,800,607
93,300	Starbucks Corp.	6,871,560	7,655,265
	Specialty Stores—2.9%
47,140	Signet Jewelers, Ltd.	5,725,215	6,202,210

Total Consumer Discretionary		50,005,040	58,212,831
	This sector is 16.4% above your Fund’s cost.
Consumer Staples
	Drug Retail—3.3%
73,320	CVS Health Corp.	5,647,474	7,061,449
	Household Products—2.4%
67,180	Church & Dwight Co., Inc.	5,132,572	5,294,456
	Packaged Foods & Meats—2.7%
176,690	Pilgrim’s Pride Corp.*	5,564,520	5,793,665

Total Consumer Staples		16,344,566	18,149,570
	This sector is 11.0% above your Fund’s cost.
Financials
	Insurance Brokers—3.1%
117,665	Marsh & McLennan Cos., Inc.	3,811,358	6,735,145
	Property & Casualty Insurance—3.4%
105,820	The Allstate Corp.	3,501,616	7,433,855

Total Financials		7,312,974	14,169,000
	This sector is 93.8% above your Fund’s cost.
Health Care
	Biotechnology—8.0%
28,990	Alexion Pharmaceuticals, Inc.*	5,591,604	5,364,020
69,540	Celgene Corp.*	1,804,156	7,778,744
43,675	Gilead Sciences, Inc.*	4,206,630	4,116,806
	Health Care Distributors—2.4%
63,935	Cardinal Health, Inc.	4,838,021	5,161,473

Shares		Cost	Value
	Health Care Equipment—1.2%
37,320	Medtronic, Inc.	$2,287,011	$2,694,504
	Health Care Technology—3.1%
103,450	Cerner Corp.*	6,035,933	6,689,077
	Pharmaceuticals—3.5%
65,695	Novartis AG, Sponsored ADR	6,237,774	6,087,299
7,385	Shire PLC, ADR	1,375,574	1,569,608

Total Health Care		32,376,703	39,461,531
	This sector is 21.9% above your Fund’s cost.
Industrials
	Air Freight & Logistics—2.8%
34,605	FedEx Corp.	5,631,483	6,009,504
	Airlines—3.2%
142,250	Delta Air Lines, Inc.	6,613,887	6,997,277
	Construction Machinery & Heavy Trucks—4.8%
145,740	Trinity Industries, Inc.	5,984,538	4,082,177
73,070	Wabtec Corp.	4,994,237	6,349,052

Total Industrials		23,224,145	23,438,010
	This sector is 0.9% above your Fund’s cost.
Information Technology
	Electronic Components—3.2%
303,470	Corning, Inc.	5,980,402	6,958,567
	Internet Software & Services—7.3%
68,000	Alibaba Group Holding, Ltd., Sponsored ADR*	6,036,295	7,067,920
87,665	Facebook, Inc., Class A*	5,902,511	6,839,623
78,585	LendingClub Corp.*	1,846,248	1,988,200
	IT Consulting & Other Services—2.3%
96,525	Cognizant Technology Solutions Corp., Class A*	5,022,365	5,083,006
	Semiconductors—2.3%
48,610	Avago Technologies, Ltd.	4,106,987	4,889,680
	Systems Software—1.1%
29,580	Check Point Software Technologies, Ltd.*	2,366,652	2,324,101
	Technology Hardware, Storage & Peripherals—9.1%
125,000	Apple, Inc.	10,230,632	13,797,500
88,710	Seagate Technology PLC	5,269,636	5,899,215

Total Information Technology		46,761,728	54,847,812
	This sector is 17.3% above your Fund’s cost.

AMG Managers Brandywine Blue Fund

Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Telecommunication Services
	Wireless Telecommunication Services—3.0%
59,235	SBA Communications Corp., Class A*	$5,246,529	$6,560,869
	This sector is 25.1% above your Fund’s cost.
Total Common Stocks		181,271,685	214,839,623

		Principal
		Amount
Short-Term Investments—3.5%
Commercial Paper—2.5%
	DCP Midstream, 0.70%, 01/02/15	$5,550,000	5,550,000
Repurchase Agreements—1.0%[2]
	Cantor Fitzgerald Securities, Inc., dated 12/31/14, due 01/02/15, 0.090%, total to be received $1,000,005 (collateralized by various U.S. Government Agency Obligations, 0.000%—10.500%, 01/01/15—11/20/64, totaling $1,020,000)	1,000,000	1,000,000
	Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.120%, total to be received $163,264 (collateralized by various U.S. Government Agency Obligations, 0.000%—6.500%, 06/01/17—03/01/48, totaling $166,528)	163,263	163,263

Shares		Principal Amount	Value
	Nomura Securities International, Inc., dated 12/31/14, due 01/02/15, 0.080%, total to be received $1,000,004 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 01/07/15—11/20/64 totaling $1,020,000)	$1,000,000	$1,000,000

Total Repurchase Agreements		2,163,263	2,163,263

		Cost
Other Investment Companies—0.0%#,3
27,195	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	27,195	27,195

Total Short-Term Investments		7,740,458	7,740,458
Total Investments—102.6%		$189,012,143	222,580,081

Other Assets, less Liabilities—(2.6)%			(5,740,884)
Total Net Assets—100.0%			$216,839,197

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Schedule of Portfolio Investments (unaudited)

December 31, 2014

Shares		Cost	Value
Common Stocks—98.8%
Consumer Discretionary
	Apparel Retail—1.9%
209,200	American Eagle Outfitters, Inc.[1]	$2,894,063	$2,903,696
	Apparel, Accessories & Luxury Goods—5.0%
83,000	Columbia Sportswear Co.	3,540,171	3,696,820
57,050	Under Armour, Inc., Class A*	3,729,000	3,873,695
	Consumer Electronics—2.1%
49,885	GoPro, Inc., Class A*,1	3,379,588	3,153,730
	Footwear—2.5%
68,000	Skechers U.S.A., Inc., Class A*	3,613,330	3,757,000
	General Merchandise Stores—3.4%
81,200	Big Lots, Inc.	3,673,493	3,249,624
38,100	Burlington Stores, Inc.*	1,684,752	1,800,606
	Housewares & Specialties—4.1%
130,500	Jarden Corp.*	3,683,143	6,248,340
	Movies & Entertainment—2.8%
199,000	Regal Entertainment Group, Class A1	4,216,177	4,250,640
	Restaurants—2.1%
4,571	Chipotle Mexican Grill, Inc.*	2,658,699	3,128,895
	Specialty Stores—5.3%
94,000	Five Below, Inc.*,1	3,746,265	3,838,020
32,050	Signet Jewelers, Ltd.	3,905,940	4,216,818

Total Consumer Discretionary		40,724,621	44,117,884
	This sector is 8.3% above your Fund’s cost.
Consumer Staples
	Household Products—2.4%
45,810	Church & Dwight Co., Inc.	3,499,882	3,610,286
	Packaged Foods & Meats—5.6%
77,200	The Hain Celestial Group, Inc.*	3,210,933	4,499,988
119,625	Pilgrim’s Pride Corp.*,1	3,783,596	3,922,504

Total Consumer Staples		10,494,411	12,032,778
	This sector is 14.7% above your Fund’s cost.
Financials
	Hotel & Resort REITs—3.0%
101,000	Pebblebrook Hotel Trust	3,812,846	4,608,630
	Multi-Line Insurance—1.1%
31,000	HCC Insurance Holdings, Inc.	1,689,234	1,659,120

Total Financials		5,502,080	6,267,750
	This sector is 13.9% above your Fund’s cost.
Health Care
	Health Care Equipment—0.6%
15,000	DexCom, Inc.*	828,931	825,750

Shares		Cost	Value
	Health Care Facilities—2.5%
69,800	AmSurg Corp.*	$3,529,757	$3,820,154
	Health Care Services—1.1%
41,250	ExamWorks Group, Inc.*	1,425,747	1,715,587
	Health Care Technology—2.2%
50,000	Cerner Corp.*	2,935,173	3,233,000

Total Health Care		8,719,608	9,594,491
	This sector is 10.0% above your Fund’s cost.
Industrials
	Aerospace & Defense—2.3%
82,740	Spirit AeroSystems Holdings, Inc., Class A*	3,175,590	3,561,130
	Air Freight & Logistics—2.3%
84,800	XPO Logistics, Inc.*,1	3,088,749	3,466,624
	Airlines—2.9%
101,140	Virgin America, Inc.*	3,418,182	4,374,305
	Construction Machinery & Heavy Trucks—8.4%
135,860	Allison Transmission Holdings, Inc.	3,998,664	4,605,654
134,000	Trinity Industries, Inc.	3,824,252	3,753,340
50,330	Wabtec Corp.	1,487,811	4,373,174
	Diversified Support Services—2.4%
103,500	KAR Auction Services, Inc.	3,174,069	3,586,275
	Environmental & Facilities Services—2.3%
79,000	Waste Connections, Inc.	3,796,835	3,475,210
	Human Resources & Employment Services—2.6%
125,000	TriNet Group, Inc.*	3,269,715	3,910,000
	Trading Companies & Distributors—2.7%
40,500	United Rentals, Inc.*	2,090,022	4,131,405
	Trucking—4.7%
46,315	Ryder System, Inc.	3,702,836	4,300,348
95,775	Swift Transportation Co.*	2,754,838	2,742,038

Total Industrials		37,781,563	46,279,503
	This sector is 22.5% above your Fund’s cost.
Information Technology
	Communications Equipment—2.7%
64,000	ViaSat, Inc.*	3,515,168	4,033,920
	Electronic Components—3.1%
203,000	Corning, Inc.	4,474,722	4,654,790
	Internet Software & Services—0.9%
53,865	LendingClub Corp.*,1	1,265,258	1,362,784
	Semiconductors—7.7%
33,815	Avago Technologies, Ltd.	2,973,996	3,401,451
144,520	Microsemi Corp.*	3,742,741	4,101,478
250,150	RF Micro Devices, Inc.	2,383,217	4,149,988

AMG Managers Brandywine Advisors Mid Cap Growth Fund

Schedule of Portfolio Investments (continued)

Shares		Cost	Value
Information Technology (continued)
	Systems Software—1.1%
20,605	Check Point Software Technologies, Ltd.*	$1,648,654	$1,618,935
	Technology Hardware, Storage & Peripherals—2.0%
46,885	Seagate Technology PLC	2,775,384	3,117,852

Total Information Technology		22,779,140	26,441,198
	This sector is 16.1% above your Fund’s cost.
Telecommunication Services
	Wireless Telecommunication Services—3.0%
40,925	SBA Communications Corp., Class A*	3,635,820	4,532,853
	This sector is 24.7% above your Fund’s cost.
Total Common Stocks		129,637,243	149,266,457

		Principal
		Amount
Short-Term Investments—10.8%
Commercial Paper—3.9%
	DCP Midstream, 0.70%, 01/02/15	$5,910,000	5,910,000
Repurchase Agreements—6.9%[2]
	Barclays Capital, dated 12/31/14, due 01/02/15, 0.050%, total to be received $520,083 (collateralized by various U.S. Government Agency Obligations, 1.500%—2.125%, 08/31/18—06/30/21, totaling $530,484)	520,082	520,082
	Cantor Fitzgerald Securities, Inc., dated 12/31/14, due 01/02/15, 0.090%, total to be received $2,470,531 (collateralized by various U.S. Government Agency Obligations, 0.000%—10.500%, 01/01/15—11/20/64, totaling $2,519,929)	2,470,519	2,470,519

Shares		Principal Amount	Value
	Daiwa Capital Markets America, dated 12/31/14, due 01/02/15, 0.120%, total to be received $2,470,535 (collateralized by various U.S. Government Agency Obligations, 0.000%—6.500%, 06/01/17—03/01/48, totaling $2,519,929)	$2,470,519	$2,470,519
	Mizuho Securities USA, Inc., dated 12/31/14, due 01/02/15, 0.080%, total to be received $2,470,530 (secured by various U.S. Government Agency Obligations, 0.000%—7.500%, 01/31/16—12/20/44, totaling $2,519,930)	2,470,519	2,470,519
	Nomura Securities International, Inc., dated 12/31/14, due 01/02/15, 0.080%, total to be received $2,470,530 (collateralized by various U.S. Government Agency Obligations, 0.000%—8.875%, 01/07/15—11/20/64 totaling $2,519,929)	2,470,519	2,470,519

Total Repurchase Agreements		10,402,158	10,402,158

		Cost
Other Investment Companies—0.0%#,3
31,328	Dreyfus Institutional Cash Advantage Fund, Institutional Class Shares, 0.06%	31,328	31,328

Total Short-Term Investments		16,343,486	16,343,486
Total Investments—109.6%		$145,980,729	165,609,943

Other Assets, less Liabilities—(9.6)%			(14,573,116)
Total Net Assets—100.0%			$151,036,827

Notes to Schedules of Portfolio Investments (unaudited)

The following footnotes and abbreviations should be read in conjunction with each of the Schedules of Portfolio Investments previously presented in this report.

At December 31, 2014, the approximate cost of investments for Federal income tax purposes and the aggregate gross unrealized appreciation and/or depreciation based on tax cost were as follows:

Fund	Cost	Appreciation	Depreciation	Net
AMG Managers Brandywine Fund	$761,459,998	$148,639,518	$(5,291,737)	$143,347,781
AMG Managers Brandywine Blue Fund	189,020,931	36,278,137	(2,718,987)	33,559,150
AMG Managers Brandywine Advisors Midcap Growth Fund	145,980,729	20,747,292	(1,118,078)	19,629,214

*	Non-income producing security.
#	Rounds to less than 0.1%.
[1]	Some or all of these shares were out on loan to various brokers as of December 31, 2014, amounting to the following:

Fund	Market Value	% of Net Assets
AMG Managers Brandywine Fund	$59,577,926	7.0%
AMG Managers Brandywine Blue Fund	2,048,391	0.9%
AMG Managers Brandywine Advisors Midcap Growth Fund	10,078,645	6.7%

[2]	Collateral received from brokers for securities lending was invested in these short-term investments.
[3]	Yield shown represents the December 31, 2014, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

VALUATION OF INVESTMENTS

Equity securities traded on a domestic or international securities exchange are valued at the last quoted sale price, or, lacking any sales, at the last quoted bid price. Equity securities primarily traded on an international securities exchange and equity securities traded on NASDAQ or in a U.S. or non-U.S. over-the counter market are valued at the market’s official closing price, or, if there are no trades on the applicable date, at the last quoted bid price. In addition, if the applicable market does not offer an official closing price or if the official closing price is not representative of the overall market, equity securities primarily traded on an international securities exchange and equity securities traded in a non-U.S. over-the counter market are valued at the last quoted sales price. The Funds’ investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Funds (the “Board”).

Short-term debt obligations (debt obligations with maturities of one year or less at the time of issuance) that have 60 days or less remaining until maturity will be valued at amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

Under certain circumstances, the value of certain Fund investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Pricing Committee is the committee formed by the Board to make fair value determinations for such investments. The Funds may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not deemed to be readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if AMG Funds LLC (formerly Managers Investment Group LLC) (the “Investment Manager”) believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee seeks to determine the price that the Fund might reasonably expect to receive from a current sale of that investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental analytical data and press releases relating to the investment and its issuer; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long-term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Pricing Committee, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

Portfolio investments that trade primarily on foreign markets are priced based upon the market quotation of such securities as of the close of their respective principal markets. Under certain circumstances, on behalf of a fund that invests primarily in international securities, the Investment Manager or applicable subadvisor may recommend an adjustment of such prices based on its determination of the impact of events occurring subsequent to the close of such markets but prior to the time as of which each Fund calculates its NAV. The Board has also adopted a policy that securities held in a fund that invests primarily in international securities and certain foreign debt obligations held by a fund, in each case, that can be fair valued by the applicable fair value pricing service are fair valued on each

Notes to Schedules of Portfolio Investments (continued)

business day without regard to a “trigger” (e.g., without regard to invoking fair value based upon a change in a U.S. equity securities index exceeding a pre-determined level). The Funds may invest in securities that may be thinly traded. The Board has adopted procedures to adjust prices of securities that are judged to be stale so that they reflect fair value. An investment valued on the basis of its fair value may be valued at a price higher or lower than available market quotations.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (U.S. GAAP) defines fair value as the price that a Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Fund. Unobservable inputs reflect the Fund’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

The following tables summarize the inputs used to value the Funds’ net assets by the above fair value hierarchy levels as of December 31, 2014:

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Brandywine Fund
Investments in Securities
Common Stocks†	$828,071,025	—	—	$828,071,025
Short-Term Investments
Commercial Paper	—	$15,060,000	—	15,060,000
Repurchase Agreements	—	61,634,254	—	61,634,254
Other Investment Companies	42,500	—	—	42,500

Total Investments in Securities	$828,113,525	$76,694,254	—	$904,807,779

Notes to Schedules of Portfolio Investments (continued)

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Brandywine Blue Fund
Investments in Securities
Common Stocks†	$214,839,623	—	—	$214,839,623
Short-Term Investments
Commercial Paper	—	$5,550,000	—	5,550,000
Repurchase Agreements	—	2,163,263	—	2,163,263
Other Investment Companies	27,195	—	—	27,195

Total Investments in Securities	$214,866,818	$7,713,263	—	$222,580,081

	Quoted Prices in Active		Significant
	Markets for Identical	Significant Other	Unobservable
	Investments	Observable Inputs	Inputs
	Level 1	Level 2	Level 3	Total
AMG Managers Brandywine Advisors Mid Cap Growth Fund
Investments in Securities
Common Stocks†	$149,266,457	—	—	$149,266,457
Short-Term Investments
Commercial Paper	—	$5,910,000	—	5,910,000
Repurchase Agreements	—	10,402,158	—	10,402,158
Other Investment Companies	31,328	—	—	31,328

Total Investments in Securities	$149,297,785	$16,312,158	—	$165,609,943

†	All common stocks held in the Funds are Level 1 securities. For a detailed breakout of the common stocks by major industry classification, please refer to the respective Schedule of Portfolio Investments.

As of December 31, 2014, the Funds had no transfers between levels from the beginning of the reporting period.

INVESTMENT DEFINITIONS AND ABBREVIATIONS:

ADR: ADR after the name of a holding stands for American Depositary Receipt, representing ownership of foreign securities on deposit with a domestic custodian bank. The value of the ADR securities is determined or significantly influenced by trading on exchanges not located in the United States or Canada. Sponsored ADRs are initiated by the underlying foreign company.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG Funds I

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: 1/26/2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, President

Date: 1/26/2015

By:	/s/ Donald S. Rumery
Donald S. Rumery, Chief Financial Officer

Date: 1/26/2015